Accrued Liabilities and Other Payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities and Other Payables
Accrued professional fees	¥ 11,788	¥ 10,459
Accrued office rental expense	177	340
Accrued employee welfare expense, meal and travel expense	1,579	411
Guarantee deposits	330	330
Withholding employees' social insurance and housing fund	1,140	1,082
Others	2,487	938
Total	¥ 17,501	¥ 13,560